Shareholder Report, Line Graph (Details) - USD ($)	Sep. 30, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Mar. 31, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Sep. 30, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Mar. 31, 2023	Jan. 31, 2023	Dec. 31, 2022	Dec. 27, 2022	Nov. 16, 2022	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	May 02, 2017	Mar. 31, 2017	Sep. 30, 2016	Jun. 30, 2016	Dec. 22, 2015	Dec. 01, 2015	Sep. 30, 2015	Dec. 16, 2014	Oct. 21, 2014	Sep. 30, 2014	Aug. 14, 2013
C000143786 [Member]
Account Value [Line Items]
Account Value	$ 21,679												$ 15,489							$ 15,126			$ 7,847			$ 13,016				$ 10,451					$ 9,328		$ 10,000
C000143787 [Member]
Account Value [Line Items]
Account Value	14,301		$ 13,698						$ 12,613									$ 9,639		12,572		$ 11,225		$ 11,875		13,263		$ 13,385			$ 10,158				9,405	$ 10,000
C000143788 [Member]
Account Value [Line Items]
Account Value	26,510						$ 20,599						18,490						$ 17,183	19,827	$ 21,092		10,502		$ 12,615	13,664	$ 11,435			10,292		$ 9,438		$ 10,000
C000143789 [Member]
Account Value [Line Items]
Account Value	13,315								11,004									9,695		14,367		11,989		10,609		11,589		11,426			10,396		$ 10,000
C000183146 [Member]
Account Value [Line Items]
Account Value	11,802						10,340						9,889						9,943	11,055	10,782		8,573		9,756	11,766	11,687		$ 10,000
C000238196 [Member]
Account Value [Line Items]
Account Value	10,463		10,129		$ 10,224		10,233		10,069		$ 10,024		9,992		$ 9,969		$ 10,000
C000238588 [Member]
Account Value [Line Items]
Account Value	14,706																	11,900				13,896				11,815					11,446							$ 10,698	$ 10,000
C000237974 [Member]
Account Value [Line Items]
Account Value	10,921	$ 10,829		$ 10,737	10,641	$ 10,552		$ 10,462	10,361	$ 10,274		$ 10,190	10,117	$ 10,044		$ 10,000
Solactive GBS United States 1000 NTR Index ($32,861) [Member]
Account Value [Line Items]
Account Value	32,861												23,158							24,608			14,126			15,745				12,520					10,025		$ 10,000
Solactive GBS Developed Markets ex N.A. Large & Mid Cap NTR Index ($18,222) [Member]
Account Value [Line Items]
Account Value									14,615									11,672		15,631		12,400		12,334		12,512		12,169			10,215				$ 9,609	$ 10,000
Alpha Architect International Quantitative Value ETF - Market ($14,304) [Member]
Account Value [Line Items]
Account Value	14,304		13,804
Solactive GBS United States 1000 NTR Index ($29,987) [Member]
Account Value [Line Items]
Account Value	29,987						24,800						21,132						19,282	22,455	19,547		12,891		14,683	14,368	13,062			$ 11,425		$ 10,022		$ 10,000
70% World Developed Stocks, 30% U.S. Treasury Bills-Solactive ($17,749) [Member]
Account Value [Line Items]
Account Value	17,749						15,707						14,208						12,951	14,576	13,477		10,313		11,444	11,280	10,911		10,000
Solactive US Aggregate Bond Index ($10,999) [Member]
Account Value [Line Items]
Account Value	10,999		10,459		10,457		10,546		9,887		$ 10,228		10,320		$ 10,017		$ 10,000
S&P 500 Total Return Index ($42,035) [Member]
Account Value [Line Items]
Account Value	42,035																	25,349				23,067				19,215					13,740							$ 11,976	$ 10,000
Solactive 1-3 Month US T-Bill Index ($10,947) [Member]
Account Value [Line Items]
Account Value	10,947	10,848		10,755	10,656	10,563		10,468	10,375	10,281		10,192	10,115	10,037		10,000
Solactive GBS Developed Markets ex N.A. Large & Mid Cap NTR Index ($18,222) [Member]
Account Value [Line Items]
Account Value	18,222		$ 16,975
Solactive GBS Developed Markets ex N.A. Large & Mid Cap NTR Index ($18,410) [Member]
Account Value [Line Items]
Account Value	18,410								14,766									$ 11,792		15,792		$ 12,528		$ 12,461		12,642		$ 12,295			$ 10,320		$ 10,000
Solactive 1-3 month US T-Bill Index ($11,707) [Member]
Account Value [Line Items]
Account Value	11,707						11,248						10,818						10,555	10,537	10,533		10,525		10,374	10,192	10,065		10,000
Solactive GBS Developed Markets ex North America Large Index ($16,218) [Member]
Account Value [Line Items]
Account Value	16,218						14,350						13,155						11,444	13,911	12,813		9,168		11,086	11,136	11,294		10,000
Solactive GBS United States 1000 Index ($25,907) [Member]
Account Value [Line Items]
Account Value	25,907						21,426						18,258						16,658	19,401	16,888		11,137		12,685	12,413	11,285		10,000
Solactive GBS Global Markets All Cap USD Index ($25,907) [Member]
Account Value [Line Items]
Account Value	25,907						$ 21,426						18,258						$ 16,658	$ 19,401	$ 16,888		$ 11,137		$ 12,685	$ 12,413	$ 11,285		$ 10,000
Solactive US Aggregate Bond Index ($10,983) [Member]
Account Value [Line Items]
Account Value	$ 10,983	$ 10,677		$ 10,343	$ 10,442	$ 10,517		$ 10,160	$ 9,872	$ 10,198		$ 10,252	$ 10,305	$ 10,294		$ 10,000